Unaudited Condensed Statement of Cash Flows	2 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (63,748)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000
General and administrative expenses paid by related party	30,387
Changes in operating assets and liabilities:
Prepaid expenses	(456,693)
Accounts payable	347,123
Accrued expenses	92,481
Accrued expenses – related party	10,000
Net cash used in operating activities	(15,450)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(277,500,000)
Net cash used in investing activities	(277,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	100
Proceeds received from initial public offering, gross	277,500,000
Proceeds received from private placement	7,550,000
Offering costs paid	(5,550,000)
Net cash provided by financing activities	279,500,100
Net increase in cash	1,984,650
Cash – beginning of the period
Cash – ending of the period	1,984,650
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	82,500
Offering costs included in accrued expenses	416,403
Offering costs included in note payable – related party	123,101
Deferred underwriting commissions	9,712,500
Value of Class A ordinary shares subject to possible redemption	$ 264,126,740